Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents at beginning of period	$ 1,100,031
Cash and cash equivalents at end of period	231,519	$ 1,100,031
Southland Holdings [Member]
Cash and cash equivalents at beginning of period	63,342,000	30,889,000
Restricted cash at beginning of period	14,076,000	47,900,000	$ 149,507,000
Cash, cash equivalents, and restricted cash at beginning of period	111,242,000	180,396,000
Cash and cash equivalents at end of period	57,915,000	63,342,000
Restricted cash at end of period	14,076,000	47,900,000
Cash, cash equivalents, and restricted cash at end of period	$ 71,991,000	$ 111,242,000